Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Investment securities
Debt securities held-to-maturity	2	2
Securities available-for-sale	3,672	3,650
Total investment securities	3,674	3,652